SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Silver	$ 3,722	$ 3,372	$ 7,330	$ 7,268
Copper	4,062	5,206	8,751	12,259
Gold	2,712	2,389	5,847	4,831
Penalties, Treatment Costs And Refining Charges	(1,278)	(1,597)	(2,885)	(3,938)
Total Revenue From Mining Operations	$ 9,218	$ 9,370	$ 19,043	$ 20,420